Changes in Capital Accounts (Tables)	6 Months Ended
Jun. 30, 2017
Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2015	409	$6,208.42
Granted	420	893.76
Vested	(155)	6,492.73
Forfeited or expired	-	-
Outstanding at June 30, 2016	674	$2,831.23
Granted	-	-
Vested	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2016	674	$2,831.23
Granted	-	-
Vested	(292)	3,796.63
Forfeited or expired	-	-
Outstanding at June 30, 2017	382	$2,093.28